UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22574

WHITEBOX MUTUAL FUNDS

(Exact name of registrant as specified in charter)

3033 Excelsior Boulevard, Suite 300

Minneapolis, MN 55416

(Address of principal executive offices) (Zip code)

Bruce Nordin, President

Whitebox Mutual Funds

3033 Excelsior Boulevard, Suite 300

Minneapolis, MN 55416

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 253-6001

Copies to:

Matthew L. Thompson, Esq.	Peter Fetzer, Esq.
Faegre & Benson LLP	Foley & Lardner LLP
90 South 7th Street, Suite 2200	777 East Wisconsin Avenue
Minneapolis, MN 55402	Milwaukee, WI 53202

Date of fiscal year end: October 31

Date of reporting period: November 1, 2013 – January 31, 2014

Item 1 – Schedule of Investments.

WHITEBOX TACTICAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
January 31, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS (40.67%)
Basic Materials (2.60%)
Forest Products & Paper (0.16%)
Domtar Corp.	7,677	$824,587

Iron/Steel (0.44%)
AK Steel Holding Corp.(a)	115,708	818,056
Allegheny Technologies, Inc.	47,482	1,492,834

		2,310,890

Mining (2.00%)
Freeport-McMoRan Copper & Gold, Inc.	70,820	2,295,276
Newmont Mining Corp.	275,217	5,944,687
Silver Wheaton Corp.	103,117	2,238,670

		10,478,633

Total Basic Materials		13,614,110

Communications (3.54%)
Internet (2.11%)
Angie’s List, Inc.(a)	260,856	4,679,757
eBay, Inc.(a)	68,100	3,622,920
Facebook, Inc., Class A(a)	12,000	750,840
Yelp, Inc.(a)	4,200	318,990
Zynga, Inc., Class A(a)	372,292	1,638,085

		11,010,592

Telecommunications (1.43%)
Cisco Systems, Inc.	170,961	3,745,756
Corning, Inc.	44,224	761,095
Gogo, Inc.(a)	15,000	305,850
Verizon Communications, Inc.	55,724	2,675,866

		7,488,567

Total Communications		18,499,159

Consumer, Cyclical (9.91%)
Airlines (2.17%)
American Airlines Group, Inc.(a)	16,157	542,067
American Airlines Group, Inc., Escrow Shares(a)	582,000	10,807,740

		11,349,807

Auto Manufacturers (0.82%)
Ford Motor Co.	285,417	4,269,838

Auto Parts & Equipment (1.83%)
Delphi Automotive PLC	16,355	995,856
The Goodyear Tire & Rubber Co.	53,015	1,254,335
Lear Corp.	11,446	827,889
Magna International, Inc.	10,835	919,350
Tenneco, Inc.(a)	17,170	975,943
Tower International, Inc.(a)	94,958	2,110,916
TRW Automotive Holdings Corp.(a)	12,972	961,874

	Shares	Value

Consumer, Cyclical (continued)
WABCO Holdings, Inc.(a)	17,806	$1,535,233

		9,581,396

Home Furnishings (0.45%)
Select Comfort Corp.(a)	144,646	2,367,855

Retail (4.64%)
Abercrombie & Fitch Co., Class A	78,330	2,771,315
Bob Evans Farms, Inc.	46,068	2,314,917
Coach, Inc.	47,242	2,262,419
Conn’s, Inc.(a)	37,795	2,294,535
Destination Maternity Corp.	70,665	1,895,942
Ezcorp, Inc., Class A(a)	230,708	2,533,174
Foot Locker, Inc.	39,613	1,529,062
The Pantry, Inc.(a)	75,761	1,106,868
Pier 1 Imports, Inc.	160,637	3,069,773
Rite Aid Corp.(a)	183,100	1,016,205
Staples, Inc.	58,759	773,269
Wal-Mart Stores, Inc.	35,500	2,651,140

		24,218,619

Total Consumer, Cyclical		51,787,515

Consumer, Non-cyclical (3.83%)
Commercial Services (1.63%)
PHH Corp.(a)	84,846	2,059,212
RR Donnelley & Sons Co.	35,691	659,213
Sotheby’s	42,303	2,027,160
Weight Watchers International, Inc.	138,879	3,753,899

		8,499,484

Healthcare-Products (0.19%)
Medtronic, Inc.	2,100	118,776
Trinity Biotech PLC, Sponsored ADR	33,037	857,641

		976,417

Healthcare-Services (1.41%)
Emeritus Corp.(a)	45,963	1,013,484
UnitedHealth Group, Inc.	36,776	2,658,169
WellPoint, Inc.	42,986	3,696,796

		7,368,449

Household Products/Wares (0.60%)
SodaStream International Ltd.(a)	86,600	3,166,096

Total Consumer, Non-cyclical		20,010,446

Energy (4.73%)
Oil & Gas (4.15%)
Bill Barrett Corp.(a)	28,296	792,571
Chevron Corp.	45,408	5,068,895
EQT Corp.	8,473	786,379
Exxon Mobil Corp.	67,401	6,211,676
Gran Tierra Energy, Inc.(a)	214,503	1,619,498
Par Petroleum Corp.(a)	53,294	1,193,783

	Shares	Value

Energy (continued)
Range Resources Corp.	12,208	$1,052,208
Stone Energy Corp.(a)	23,142	716,245
Superior Energy Services, Inc.	139,650	3,301,326
Vantage Drilling Co.(a)	561,970	916,011

		21,658,592

Oil & Gas Services (0.58%)
Hornbeck Offshore Services, Inc.(a)	71,085	3,036,040

Total Energy		24,694,632

Financials (7.80%)
Diversified Financial Services (1.30%)
DFC Global Corp.(a)	379,577	2,854,419
Encore Capital Group, Inc.(a)	19,697	937,380
Stonegate Mortgage Corp.(a)	198,819	3,012,108

		6,803,907

Holding Companies-Diversified (0.59%)
Leucadia National Corp.	113,862	3,111,849

Insurance (0.64%)
Assured Guaranty Ltd.	77,358	1,636,122
Hartford Financial Services Group, Inc.	15,013	499,182
ING US, Inc.	15,543	524,887
MetLife, Inc.	13,564	665,314

		3,325,505

Investment Advisors (0.79%)
KKR Financial Holdings LLC	339,366	4,106,329

Private Equity (1.05%)
American Capital Ltd.(a)	120,772	1,885,251
Apollo Global Management LLC, Class A	37,435	1,214,765
Blackstone Group LP	73,377	2,403,097

		5,503,113

Real Estate Investment Trusts (3.13%)
American Capital Agency Corp.	253,221	5,304,980
American Capital Mortgage Investment Corp.	69,854	1,365,646
Annaly Capital Management, Inc.	192,780	2,076,240
Anworth Mortgage Asset Corp.	355,894	1,669,143
Apollo Residential Mortgage, Inc.	104,931	1,695,685
Blackstone Mortgage Trust, Inc., Class A	151,935	4,263,296

		16,374,990

Specialty Finance (0.30%)
Capitol Acquisition Corp. II(a)	153,791	1,554,827

Total Financials		40,780,520

	Shares	Value

Industrials (3.14%)
Aerospace & Defense (0.03%)
United Technologies Corp.	1,300	$148,226

Electronics (0.27%)
Honeywell International, Inc.	15,600	1,423,188

Engineering & Construction (0.33%)
Fluor Corp.	22,361	1,698,542

Miscellaneous Manufacturing (0.42%)
3M Co.	11,550	1,480,595
Crane Co.	11,415	720,971

		2,201,566

Packaging & Containers (1.91%)
Ball Corp.	31,137	1,593,903
Berry Plastics Group, Inc.(a)	127,147	2,835,378
Graphic Packaging Holding Co.(a)	148,152	1,407,444
Owens-Illinois, Inc.(a)	52,727	1,689,373
Rock-Tenn Co., Class A	24,150	2,450,742

		9,976,840

Transportation (0.18%)
United Parcel Service, Inc., Class B	10,000	952,300

Total Industrials		16,400,662

Technology (5.12%)
Computers (1.30%)
Apple, Inc.	13,144	6,579,886
International Business Machines Corp.	1,200	212,016

		6,791,902

Semiconductors (2.21%)
Fairchild Semiconductor International, Inc.(a)	226,800	2,893,968
Intel Corp.	140,208	3,440,704
Kulicke & Soffa Industries, Inc.(a)	100,696	1,172,102
Lam Research Corp.(a)	17,879	904,856
QUALCOMM, Inc.	25,858	1,919,181
Silicon Motion Technology Corp., ADR	73,127	1,230,727

		11,561,538

Software (1.61%)
Microsoft Corp.	89,615	3,391,928
Oracle Corp.	135,711	5,007,736

		8,399,664

Total Technology		26,753,104

TOTAL COMMON STOCKS (Cost $198,439,271)		212,540,148

	Shares	Value

PREFERRED STOCKS (1.14%)
Consumer, Cyclical (1.14%)
Airlines (1.14%)
American Airlines Group, Inc., 6.250%, 12/31/2049	224,605	$5,990,215

Total Consumer, Cyclical		5,990,215

TOTAL PREFERRED STOCKS (Cost $5,716,920)		5,990,215

EXCHANGE TRADED FUNDS (17.08%)
Equity Funds (17.08%)
Industrial Select Sector SPDR® Fund	75,816	3,793,075
Market Vectors® Gold Miners ETF	427,042	10,026,946
Market Vectors® Junior Gold Miners ETF(a)	95,081	3,364,899
SPDR® S&P 500® ETF Trust	365,523	65,128,888
Technology Select Sector SPDR® Fund	200,185	6,970,442

		89,284,250

TOTAL EXCHANGE TRADED FUNDS (Cost $91,021,558)		89,284,250

CLOSED END FUNDS (1.12%)
Fixed Income (1.12%)
Eaton Vance National Municipal Opportunities Trust	100,000	1,922,000
Nuveen California AMT-Free Municipal Income Fund	100,000	1,287,000
Nuveen Dividend Advantage Municipal Fund 2	100,000	1,348,000
Nuveen Municipal Advantage Fund, Inc.	100,000	1,289,000

		5,846,000

TOTAL CLOSED END FUNDS (Cost $5,629,681)		5,846,000

	Principal Amount	Value

CONVERTIBLE CORPORATE BOND (0.41%)
Consumer, Cyclical (0.41%)
Airlines (0.41%)
American Airlines Group, Inc., 6.25% 10/15/2014(b)	$1,065,000	$2,108,444

Total Consumer, Cyclical		2,108,444

TOTAL CONVERTIBLE CORPORATE BOND (Cost $545,747)		2,108,444

			Principal Amount	Value

CORPORATE BONDS (1.12%)
Consumer, Cyclical (0.46%)
Retail (0.46%)
JC Penney Corp., Inc., 7.4% 04/01/2037			$3,500,000	$2,406,250

Total Consumer, Cyclical				2,406,250

Financials (0.66%)
Diversified Financial Services (0.66%)
National Money Mart Co., 10.375% 12/15/2016			3,500,000	3,465,000

Total Financials				3,465,000

TOTAL CORPORATE BONDS (Cost $6,118,533)				5,871,250

	Expiration Date	Exercise Price	Contracts	Value

PURCHASED OPTIONS (1.68%)
Purchased Call Options (0.30%)
Best Buy Co., Inc.	02/22/2014	$39.00	150	$300
CBOE® SPX® Volatility
	02/19/2014	16.00	300	70,500
	03/18/2014	16.00	500	125,000
	02/19/2014	23.00	300	21,000
Coach, Inc.	02/22/2014	55.00	125	625
Corning, Inc.	02/22/2014	19.00	400	1,600
Green Mountain Coffee Roasters, Inc.	02/07/2014	72.50	400	388,800
Herbalife Ltd.	02/07/2014	77.00	500	8,000
iShares® 20+ Year Treasury Bond ETF	02/28/2014	107.00	1,000	176,000
Medtronic, Inc.	02/07/2014	60.00	76	76
Michael Kors Holdings Ltd.	02/22/2014	85.00	125	27,500
Newmont Mining Corp.	02/22/2014	23.00	100	3,900
Nucor Corp.	01/17/2015	45.00	33	18,315
Pfizer, Inc.	01/17/2015	27.00	54	21,600
Raytheon Co.	01/17/2015	60.00	25	86,875
Sears Holdings Corp.	03/22/2014	55.00	170	2,720
SPDR® S&P 500® ETF Trust
	02/14/2014	184.00	117	2,574
	02/22/2014	184.00	1,200	58,800
Technology Select Sector SPDR® Fund	01/17/2015	31.00	233	105,432
United States Natural Gas Fund LP	02/22/2014	26.00	1,000	94,000
Wal-Mart Stores, Inc.	03/22/2014	82.50	820	4,920
Yelp, Inc.	02/22/2014	70.00	294	296,940
Zillow, Inc.	02/07/2014	87.00	400	61,200

Total Purchased Call Options				1,576,677

	Expiration Date	Exercise Price	Contracts	Value

Purchased Put Options (1.38%)
Abercrombie & Fitch Co.	03/22/2014	$36.00	2,000	$600,000
CBOE® SPX® Volatility	05/21/2014	19.00	250	90,000
Consumer Staples Select Sector SPDR® Fund	03/22/2014	43.00	3,376	860,880
Cree, Inc.	02/22/2014	60.00	10	1,900
Facebook, Inc.	02/22/2014	50.00	200	1,800
Fluor Corp.	04/19/2014	82.50	500	400,000
Herbalife Ltd.	02/22/2014	62.50	230	107,410
iShares® 20+ Year Treasury Bond ETF	02/28/2014	107.00	1,000	95,000
iShares® Russell 2000® ETF	02/22/2014	119.00	700	480,900
Sears Holdings Corp.	03/22/2014	49.00	195	266,663
SodaStream International Ltd.	04/19/2014	40.00	600	336,000
SPDR® S&P 500® ETF Trust	02/22/2014	186.00	4,300	3,431,400
United Parcel Service, Inc.	04/19/2014	97.50	430	180,600
Wal-Mart Stores, Inc.	03/22/2014	82.50	400	359,600

Total Purchased Put Options				7,212,153

TOTAL PURCHASED OPTIONS (Cost $6,423,098)				8,788,830

		7-Day Yield	Shares	Value

SHORT TERM INVESTMENTS (17.20%)
Money Market Fund (17.20%)
Wells Fargo Advantage 100% Treasury Money Market Fund, Administrator Class		0.00001%	89,868,476	89,868,476

TOTAL SHORT TERM INVESTMENTS (Cost $89,868,476)				89,868,476

TOTAL INVESTMENTS (80.42%) (Cost $403,763,284)				420,297,613

Other Assets In Excess of Liabilities (19.58%)(c)				102,338,872

NET ASSETS (100.00%)				$522,636,485

(a)	Non-income producing security.
(b)	Security is currently in default.
(c)	Includes cash which is being held as collateral for securities sold short, written options and total return swap contracts.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value

COMMON STOCK (-35.12%)
Basic Materials (-0.24%)
Chemicals (-0.24%)
FMC Corp.	(17,596)	$(1,242,805)

Total Basic Materials		(1,242,805)

Communications (-5.80%)
Internet (-5.80%)
Amazon.com, Inc.	(12,058)	(4,325,084)
Equinix, Inc.	(15,706)	(2,908,751)
Facebook, Inc., Class A	(68,826)	(4,306,443)
Marketo, Inc.	(35,594)	(1,457,218)
Netflix, Inc.	(13,500)	(5,525,955)
Pandora Media, Inc.	(76,125)	(2,745,829)
Shutterfly, Inc.	(36,439)	(1,725,751)
SPS Commerce, Inc.	(26,729)	(1,727,228)
TripAdvisor, Inc.	(34,829)	(2,688,450)
Zillow, Inc., Class A	(28,452)	(2,335,909)
Zynga, Inc., Class A	(120,000)	(528,000)

		(30,274,618)

Total Communications		(30,274,618)

Consumer, Cyclical (-14.29%)
Airlines (-4.61%)
American Airlines Group, Inc.	(717,783)	(24,081,620)

Apparel (-0.86%)
Michael Kors Holdings Ltd.	(39,900)	(3,189,207)
Skechers U.S.A., Inc., Class A	(46,160)	(1,333,562)

		(4,522,769)

Auto Parts & Equipment (-0.62%)
Dorman Products, Inc.	(62,580)	(3,264,173)

Entertainment (-0.61%)
International Speedway Corp., Class A	(49,184)	(1,651,107)
Vail Resorts, Inc.	(22,559)	(1,537,396)

		(3,188,503)

Housewares (-0.67%)
The Toro Co.	(55,588)	(3,522,056)

Leisure Time (-0.75%)
Black Diamond, Inc.	(136,355)	(1,452,181)
Harley-Davidson, Inc.	(40,187)	(2,479,136)

		(3,931,317)

Lodging (-0.70%)
Wynn Resorts Ltd.	(16,775)	(3,647,220)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value

Consumer, Cyclical (continued)
Retail (-5.47%)
Cabela’s, Inc.	(15,674)	$(1,047,964)
CarMax, Inc.	(23,540)	(1,061,889)
Casey’s General Stores, Inc.	(23,392)	(1,606,329)
Chipotle Mexican Grill, Inc.	(7,159)	(3,951,482)
The Container Store Group, Inc.	(48,884)	(1,796,487)
DSW, Inc., Class A	(44,342)	(1,669,476)
Lululemon Athletica, Inc.	(42,327)	(1,933,921)
Mattress Firm Holding Corp.	(52,500)	(2,136,750)
PetMed Express, Inc.	(139,752)	(1,848,919)
Red Robin Gourmet Burgers, Inc.	(33,543)	(2,161,175)
Restoration Hardware Holdings, Inc.	(48,405)	(2,746,500)
Sonic Corp.	(138,600)	(2,465,694)
Tiffany & Co.	(14,003)	(1,164,909)
Walgreen Co.	(52,809)	(3,028,596)

		(28,620,091)

Total Consumer, Cyclical		(74,777,749)

Consumer, Non-cyclical (-3.17%)
Beverages (-0.85%)
The Boston Beer Co., Inc., Class A	(10,066)	(2,096,848)
Green Mountain Coffee Roasters, Inc.	(29,170)	(2,362,770)

		(4,459,618)

Food (-0.66%)
Kellogg Co.	(26,573)	(1,540,702)
Sprouts Farmers Market, Inc.	(53,751)	(1,921,061)

		(3,461,763)

Healthcare-Products (-0.78%)
CR Bard, Inc.	(7,957)	(1,031,148)
Hospira, Inc.	(28,203)	(1,241,214)
ResMed, Inc.	(40,572)	(1,769,345)

		(4,041,707)

Healthcare-Services (-0.35%)
Amedisys, Inc.	(121,757)	(1,837,313)

Pharmaceuticals (-0.53%)
Neogen Corp.	(31,938)	(1,342,035)
Opko Health, Inc.	(175,208)	(1,389,399)

		(2,731,434)

Total Consumer, Non-cyclical		(16,531,835)

Energy (-0.36%)
Oil & Gas Services (-0.36%)
Core Laboratories NV	(10,583)	(1,893,510)

Total Energy		(1,893,510)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value

Financials (-2.57%)
Diversified Financial Services (-0.31%)
Financial Engines, Inc.	(26,212)	$(1,596,835)

Real Estate Investment Trusts (-2.26%)
AvalonBay Communities, Inc.	(20,162)	(2,490,007)
EastGroup Properties, Inc.	(33,072)	(1,962,492)
Equity One, Inc.	(73,148)	(1,657,534)
Post Properties, Inc.	(47,503)	(2,229,316)
Public Storage	(11,219)	(1,768,002)
Regency Centers Corp.	(33,277)	(1,601,955)

		(11,709,306)

Total Financials		(13,306,141)

Industrials (-5.01%)
Aerospace & Defense (-0.03%)
United Technologies Corp.	(1,300)	(148,226)

Building Materials (-1.61%)
Lennox International, Inc.	(42,478)	(3,676,896)
Texas Industries, Inc.	(63,539)	(4,779,403)

		(8,456,299)

Electrical Components & Equipment (-0.43%)
Acuity Brands, Inc.	(17,826)	(2,264,615)

Electronics (-0.73%)
FARO Technologies, Inc.	(46,228)	(2,390,912)
Honeywell International, Inc.	(15,600)	(1,423,188)

		(3,814,100)

Machinery-Diversified (-1.72%)
Applied Industrial Technologies, Inc.	(35,306)	(1,784,365)
Graco, Inc.	(24,924)	(1,731,969)
Nordson Corp.	(24,762)	(1,716,502)
Tennant Co.	(25,209)	(1,616,653)
Xylem, Inc.	(64,735)	(2,159,560)

		(9,009,049)

Miscellaneous Manufacturing (-0.49%)
CLARCOR, Inc.	(18,843)	(1,044,279)
Trimas Corp.	(43,157)	(1,501,864)

		(2,546,143)

Total Industrials		(26,238,432)

Technology (-3.68%)
Computers (-0.69%)
International Business Machines Corp.	(1,200)	(212,016)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value

Technology (continued)
Manhattan Associates, Inc.	(100,955)	$(3,404,203)

		(3,616,219)

Semiconductors (-0.73%)
Cree, Inc.	(63,011)	(3,807,125)

Software (-2.26%)
Blackbaud, Inc.	(49,256)	(1,697,362)
Concur Technologies, Inc.	(23,396)	(2,838,871)
Infoblox, Inc.	(48,483)	(1,700,784)
Salesforce.com, Inc.	(41,613)	(2,518,835)
Tyler Technologies, Inc.	(29,505)	(3,111,302)

		(11,867,154)

Total Technology		(19,290,498)

TOTAL COMMON STOCK (Proceeds $173,405,413)		(183,555,588)

EXCHANGE TRADED FUNDS (-16.92%)

Debt Funds (-8.24%)
iShares® Barclays 20+ Year Treasury Bond Fund	(275,046)	(29,781,981)
SPDR® Barclays Capital High Yield Bond ETF	(325,183)	(13,264,215)

		(43,046,196)

Equity Funds (-8.68%)
iShares® Nasdaq® Biotechnology Index Fund	(34,173)	(8,403,482)
iShares® Russell 2000® Index Fund	(328,506)	(36,845,233)
Technology Select Sector SPDR® Fund	(4,300)	(149,726)

		(45,398,441)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $86,465,009)		(88,444,637)

TOTAL SECURITIES SOLD SHORT (Proceeds $259,870,422)		$(272,000,225)

SCHEDULE OF WRITTEN OPTIONS

	Expiration Date	Exercise Price	Contracts	Value

WRITTEN OPTIONS (-0.93%)
WRITTEN CALL OPTIONS (-0.48%)
Apple, Inc.	02/22/2014	$565.00	(50)	$(2,200)
CBOE® SPX® Volatility:
	02/19/2014	19.00	(200)	(26,000)
	02/19/2014	20.00	(600)	(66,000)
	03/18/2014	20.00	(500)	(72,500)
	03/18/2014	21.00	(500)	(64,000)
Facebook, Inc.:
	02/22/2014	55.00	(20)	(15,700)
	02/22/2014	62.50	(56)	(13,384)
Gogo, Inc.	02/22/2014	30.00	(300)	(7,500)
Green Mountain Coffee Roasters, Inc.	02/07/2014	80.00	(655)	(314,400)
Herbalife Ltd.:
	02/07/2014	82.00	(500)	(4,250)
	02/07/2014	83.00	(500)	(4,500)
iShares® Russell 2000® ETF	02/22/2014	114.00	(400)	(48,800)
Medtronic, Inc.	02/07/2014	55.50	(35)	(4,515)
Michael Kors Holdings Ltd.	02/07/2014	82.00	(100)	(27,500)
Sears Holdings Corp.	03/22/2014	65.00	(465)	(2,790)
SPDR® S&P 500® ETF Trust:
	03/31/2014	170.00	(1,300)	(1,235,000)
	02/28/2014	178.00	(600)	(190,800)
United States Natural Gas Fund LP	02/22/2014	29.00	(2,000)	(100,000)
Yelp, Inc.:
	02/07/2014	75.00	(30)	(19,380)
	02/22/2014	80.00	(545)	(277,950)
Zillow, Inc.	02/07/2014	93.00	(800)	(18,000)

TOTAL WRITTEN CALL OPTIONS (Premiums received $3,691,005)				(2,515,169)

WRITTEN PUT OPTIONS (-0.45%)
Abercrombie & Fitch Co.	03/22/2014	33.00	(4,000)	(650,000)
American Capital Agency Corp.	01/17/2015	18.00	(1,000)	(145,000)
Direxion Daily Gold Miners Bull 3x Shares
	01/17/2015	5.00	(31)	(7,595)
	01/17/2015	10.00	(119)	(80,920)
	01/17/2015	11.00	(2)	(1,570)
Exxon Mobil Corp.	01/17/2015	80.00	(35)	(9,800)
Facebook, Inc.	02/22/2014	45.00	(1,000)	(4,000)
Fluor Corp.	04/19/2014	75.00	(1,000)	(330,000)
Herbalife Ltd.	02/22/2014	55.00	(450)	(103,500)
Nucor Corp.	01/17/2015	40.00	(38)	(6,498)
Pfizer, Inc.	01/17/2015	22.00	(66)	(2,640)
Raytheon Co.	01/17/2015	57.50	(26)	(1,456)

	Expiration Date	Exercise Price	Contracts	Value

WRITTEN PUT OPTIONS (continued)
Sears Holdings Corp.	03/22/2014	$42.00	(400)	$(330,000)
SodaStream International Ltd.	04/19/2014	35.00	(1,200)	(348,000)
SPDR® S&P 500® ETF Trust
	02/22/2014	173.00	(600)	(78,000)
	02/22/2014	177.00	(300)	(65,700)
	02/28/2014	178.00	(600)	(187,800)
Technology Select Sector SPDR® Fund	01/17/2015	26.00	(233)	(9,670)

TOTAL WRITTEN PUT OPTIONS (Premiums received $2,359,429)				(2,362,149)

TOTAL WRITTEN OPTIONS (Premiums received $6,050,434)				$(4,877,318)

TOTAL RETURN SWAP CONTRACTS

Swap Counterparty	Reference Obligation	Notional Amount	Rate Paid by the Fund(a)	Rate Paid to the Fund(b)	Termination Date	Unrealized Appreciation

Bank of America Merrill Lynch	Crocodile Gold Group	$59,669	0.55870%	N/A	04/05/2014	$12,161

						$12,161

(a)	US 1 Month LIBOR as of last reset + 0.40%
(b)	The Fund receives dividend payments based on any dividend activity of the Reference Obligation.

Common Abbreviations:

ADR - American Depository Receipt.

AMT - Alternate Minimum Tax.

CBOE- Chicago Board Options Exchange.

ETF - Exchange Traded Fund.

LLC - Limited Liability Company.

LP - Limited Partnership.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company.

S&P - Standard & Poor’s.

SPDR - Standard & Poor’s Depositary Receipt.

SPX - S&P 500® Index.

See Notes to Quarterly Schedule of Investments.

WHITEBOX MARKET NEUTRAL EQUITY FUND

SCHEDULE OF INVESTMENTS

January 31, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS (98.18%)
Basic Materials (1.59%)
Chemicals (0.36%)
OMNOVA Solutions, Inc.(a)(b)	28,000	$253,120

Forest Products & Paper (0.27%)
Xerium Technologies, Inc.(a)	11,500	192,740

Iron/Steel (0.24%)
Allegheny Technologies, Inc.(b)	5,500	172,920

Mining (0.72%)
Constellium NV, Class A(a)	7,500	194,325
Silver Wheaton Corp.	7,500	162,825
Stillwater Mining Co.(a)	12,500	156,750

		513,900

Total Basic Materials		1,132,680

Communications (7.18%)
Advertising (0.30%)
MDC Partners, Inc., Class A	9,000	216,270

Internet (3.60%)
Angie’s List, Inc.(a)	15,000	269,100
CyrusOne, Inc., REIT(b)	20,000	432,200
eBay, Inc.(a)	6,750	359,100
Google, Inc., Class A(a)	300	354,291
Monitise PLC(a)	301,000	331,100
Perion Network Ltd.(a)	10,600	127,412
priceline.com, Inc.(a)	250	286,223
Safeguard Scientifics, Inc.(a)	13,000	238,290
TeleCommunication Systems, Inc., Class A(a)	71,500	162,305

		2,560,021

Telecommunications (3.28%)
Allot Communications Ltd.(a)	11,000	176,220
Extreme Networks, Inc.(a)(b)	67,500	494,100
Neonode, Inc.(a)(b)	212,500	1,209,125
Vringo, Inc.(a)(b)	75,000	321,750
Zhone Technologies, Inc.(a)	32,500	133,575

		2,334,770

Total Communications		5,111,061

Consumer, Cyclical (19.96%)
Airlines (5.11%)
American Airlines Group, Inc., Escrow Shares(a)	52,166	968,723
Delta Air Lines, Inc.	17,500	535,675
Gol Linhas Aereas Inteligentes SA, ADR(a)	65,000	255,450
Republic Airways Holdings, Inc.(a)	31,000	304,110

	Shares	Value

Consumer, Cyclical (continued)
Spirit Airlines, Inc.(a)(b)	33,500	$1,571,150

		3,635,108

Auto Parts & Equipment (3.26%)
BorgWarner, Inc.	8,750	469,875
Delphi Automotive PLC	3,000	182,670
Motorcar Parts of America, Inc.(a)(b)	38,105	767,054
Tower International, Inc.(a)(b)	28,000	622,440
WABCO Holdings, Inc.(a)	2,250	193,995
Westport Innovations, Inc.(a)	5,000	85,100

		2,321,134

Distribution/Wholesale (0.31%)
LKQ Corp.(a)	8,000	216,560

Home Builders (1.25%)
KB Home(b)	46,000	889,640

Home Furnishings (0.86%)
Ethan Allen Interiors, Inc.	14,000	353,360
Select Comfort Corp.(a)(b)	16,000	261,920

		615,280

Leisure Time (0.37%)
Malibu Boats, Inc., Class A(a)	15,000	266,250

Lodging (1.11%)
Century Casinos, Inc.(a)(b)	120,000	792,000

Office Furnishings (0.48%)
Steelcase, Inc., Class A	23,000	339,710

Retail (7.21%)
Big 5 Sporting Goods Corp.	23,000	394,680
Buffalo Wild Wings, Inc.(a)	2,500	354,650
The Cheesecake Factory, Inc.	6,000	267,240
Conn’s, Inc.(a)	3,250	197,307
Dillard’s, Inc., Class A(b)	5,250	458,325
Dollar General Corp.(a)	3,500	197,120
Dollar Tree, Inc.(a)(b)	3,500	176,820
Ezcorp, Inc., Class A(a)(b)	50,000	549,000
First Cash Financial Services, Inc.(a)	2,000	98,280
GameStop Corp., Class A	8,000	280,560
Haverty Furniture Cos., Inc.(b)	12,000	333,840
Pier 1 Imports, Inc.	11,000	210,210
Starbucks Corp.	6,500	462,280
Wal-Mart Stores, Inc.	7,750	578,770
World Fuel Services Corp.(b)	13,500	576,720

		5,135,802

Total Consumer, Cyclical		14,211,484

	Shares	Value

Consumer, Non-cyclical (21.64%)
Beverages (0.85%)
PepsiCo, Inc.(b)	7,500	$602,700

Biotechnology (1.25%)
Gilead Sciences, Inc.(a)	5,000	403,250
Nanosphere, Inc.(a)	230,000	485,300

		888,550

Commercial Services (5.95%)
Cintas Corp.	6,500	370,955
Deluxe Corp.(b)	24,000	1,165,200
MasterCard, Inc., Class A	5,250	397,320
Multi-Color Corp.	12,007	431,772
Newtek Business Services, Inc.(a)	42,000	121,380
The Providence Service Corp.(a)	12,500	329,875
Steiner Leisure Ltd.(a)(b)	4,500	220,545
TravelCenters of America LLC(a)	40,000	344,000
TrueBlue, Inc.(a)	8,000	196,240
United Rentals, Inc.(a)(b)	4,500	364,230
The Western Union Co.	19,000	292,600

		4,234,117

Cosmetics/Personal Care (0.47%)
Colgate-Palmolive Co.	5,500	336,765

Food (0.68%)
Cosan Ltd., Class A	12,000	138,720
SUPERVALU, Inc.(a)	59,500	343,910

		482,630

Healthcare-Products (7.87%)
AngioDynamics, Inc.(a)	20,250	322,177
Globus Medical, Inc., Class A(a)	18,500	432,900
Hanger, Inc.(a)	6,500	219,765
Medtronic, Inc.(b)	10,000	565,600
MiMedx Group, Inc.(a)(b)	32,000	250,880
Patterson Cos., Inc.	7,000	279,720
Rockwell Medical, Inc.(a)(b)	29,200	299,592
Stryker Corp.(b)	7,500	582,000
Synergetics USA, Inc.(a)	81,000	273,780
Syneron Medical Ltd.(a)	7,000	84,910
TearLab Corp.(a)	25,000	167,250
Trinity Biotech PLC, Sponsored ADR(b)	64,726	1,680,287
Varian Medical Systems, Inc.(a)	5,500	447,205

		5,606,066

Healthcare-Services (2.29%)
Emeritus Corp.(a)	7,500	165,375
LHC Group, Inc.(a)	17,750	407,185
LifePoint Hospitals, Inc.(a)	9,000	477,090
UnitedHealth Group, Inc.(b)	8,000	578,240

		1,627,890

	Shares	Value

Consumer, Non-cyclical (continued)
Household Products/Wares (0.48%)
Avery Dennison Corp.	7,000	$344,890

Pharmaceuticals (1.80%)
Johnson & Johnson	6,250	552,938
Perrigo Co. PLC	2,250	350,235
Supernus Pharmaceuticals, Inc.(a)	39,000	381,030

		1,284,203

Total Consumer, Non-cyclical		15,407,811

Energy (6.33%)
Energy-Alternate Sources (0.10%)
Hydrogenics Corp.(a)	3,000	71,880

Oil & Gas (5.69%)
Comstock Resources, Inc.	28,250	484,487
Diamondback Energy, Inc.(a)	6,000	311,880
Gran Tierra Energy, Inc.(a)(b)	165,000	1,245,750
Ithaca Energy, Inc.(a)	57,500	128,622
Newfield Exploration Co.(a)	10,000	247,700
PDC Energy, Inc.(a)	3,000	149,580
Penn Virginia Corp.(a)(b)	16,000	191,840
Superior Energy Services, Inc.(b)	8,250	195,030
Ultra Petroleum Corp.(a)	16,000	383,200
Vantage Drilling Co.(a)(b)	331,000	539,530
Vertex Energy, Inc.(a)	52,500	176,400

		4,054,019

Oil & Gas Services (0.54%)
Hornbeck Offshore Services, Inc.(a)	5,000	213,550
ION Geophysical Corp.(a)	55,000	166,650

		380,200

Total Energy		4,506,099

Financials (15.65%)
Banks (0.59%)
Banco Latinoamericano de Comercio Exterior SA, Class E(b)	7,250	184,150
OFG Bancorp	16,000	233,280

		417,430

Diversified Financial Services (6.73%)
AerCap Holdings NV(a)(b)	9,500	353,305
Encore Capital Group, Inc.(a)(b)	31,000	1,475,290
Federal Agricultural Mortgage Corp., Class C(b)	2,000	61,280
Fly Leasing Ltd., ADR	8,500	128,775
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,000	66,150
Nationstar Mortgage Holdings, Inc.(a)	7,500	209,850
Nelnet, Inc., Class A(b)	38,000	1,415,500
Ocwen Financial Corp.(a)(b)	5,500	242,770
Oppenheimer Holdings, Inc., Class A	5,500	129,140

	Shares	Value

Financials (continued)
Stonegate Mortgage Corp.(a)(b)	47,000	$712,050

		4,794,110

Insurance (2.90%)
Assured Guaranty Ltd.(b)	15,500	327,825
Crawford & Co., Class A	12,500	91,250
HCI Group, Inc.(b)	9,500	404,035
Lincoln National Corp.	3,750	180,113
Maiden Holdings Ltd.	22,000	241,560
MBIA, Inc.(a)(b)	12,500	136,750
MetLife, Inc.	4,000	196,200
National Western Life Insurance Co., Class A	2,249	490,619

		2,068,352

Investment Companies (0.24%)
Apollo Investment Corp.	20,500	173,020

Private Equity (1.49%)
American Capital Ltd.(a)(b)	68,000	1,061,480

Real Estate Investment Trusts (3.70%)
Ashford Hospitality Prime, Inc.(b)	9,500	156,750
Ashford Hospitality Trust, Inc.(b)	47,500	446,500
Cherry Hill Mortgage Investment Corp.(b)	27,000	487,350
New Residential Investment Corp.	50,000	317,500
RAIT Financial Trust(b)	112,500	949,500
Select Income REIT	10,000	276,000

		2,633,600

Total Financials		11,147,992

Industrials (17.98%)
Aerospace & Defense (2.01%)
B/E Aerospace, Inc.(a)	2,500	198,675
Esterline Technologies Corp.(a)	5,000	514,750
M/A-COM Technology Solutions Holdings, Inc.(a)	11,000	187,000
Moog, Inc., Class A(a)	2,700	162,162
United Technologies Corp.	3,250	370,565

		1,433,152

Building Materials (0.99%)
Nortek, Inc.(a)	3,000	225,630
Stock Building Supply Holdings, Inc.(a)	18,500	322,455
US Concrete, Inc.(a)	7,000	158,620

		706,705

Electrical Components & Equipment (1.21%)
General Cable Corp.	6,500	185,445
PowerSecure International, Inc.(a)(b)	35,000	675,500

		860,945

Electronics (2.26%)
Flextronics International Ltd.(a)(b)	91,000	741,650
Stoneridge, Inc.(a)(b)	55,000	625,900

	Shares	Value

Industrials (continued)
Tech Data Corp.(a)(b)	4,500	$242,640

		1,610,190

Engineering & Construction (2.43%)
Aegion Corp.(a)	7,000	143,640
EMCOR Group, Inc.	4,000	170,040
Granite Construction, Inc.	9,000	299,610
KBR, Inc.	9,000	281,700
Tutor Perini Corp.(a)(b)	37,000	836,200

		1,731,190

Environmental Control (0.93%)
Tetra Tech, Inc.(a)(b)	22,500	663,975

Machinery-Diversified (0.61%)
Altra Industrial Motion Corp.	9,000	282,240
Power Solutions International, Inc.(a)(b)	2,250	149,647

		431,887

Metal Fabricate/Hardware (0.91%)
Rexnord Corp.(a)(b)	25,000	649,500

Miscellaneous Manufacturing (1.89%)
3M Co.	4,000	512,760
Crane Co.(b)	5,000	315,800
Dover Corp.	4,750	411,160
Mfri, Inc.(a)	7,200	104,544

		1,344,264

Packaging & Containers (0.86%)
Berry Plastics Group, Inc.(a)(b)	8,500	189,550
Graphic Packaging Holding Co.(a)	17,500	166,250
Rock-Tenn Co., Class A	2,500	253,700

		609,500

Transportation (3.88%)
Aegean Marine Petroleum Network, Inc.(b)	64,000	582,400
Arkansas Best Corp.	11,000	377,190
Heartland Express, Inc.(b)	32,500	684,450
Matson, Inc.	14,500	346,985
Quality Distribution, Inc.(a)	27,500	378,125
Roadrunner Transportation Systems, Inc.(a)	9,000	236,250
Safe Bulkers, Inc.	16,000	156,640

		2,762,040

Total Industrials		12,803,348

Technology (7.85%)
Computers (1.75%)
Fortinet, Inc.(a)	8,500	180,200
International Business Machines Corp.	1,750	309,190
The KEYW Holding Corp.(a)	10,000	160,000
Netlist, Inc.(a)	85,000	131,750

	Shares	Value

Technology (continued)
Quantum Corp.(a(b)	371,000	$463,750

		1,244,890

Office/Business Equipment (0.24%)
Eastman Kodak Co.(a)	6,000	169,020

Semiconductors (3.65%)
Aeroflex Holding Corp.(a)	37,400	257,686
Atmel Corp.(a)(b)	40,000	334,400
Axcelis Technologies, Inc.(a)	70,000	169,400
Fairchild Semiconductor International, Inc.(a)	16,500	210,540
Himax Technologies, Inc., ADR(b)	12,000	175,680
Kulicke & Soffa Industries, Inc.(a)(b)	17,500	203,700
LTX-Credence Corp.(a)(b)	65,500	560,025
Magnachip Semiconductor Corp.(a)(b)	7,000	110,670
Rudolph Technologies, Inc.(a)	14,500	159,355
Silicon Motion Technology Corp., ADR(b)	25,000	420,750

		2,602,206

Software (2.21%)
Acxiom Corp.(a)	7,000	251,720
Aspen Technology, Inc.(a)(b)	4,000	182,280
MedAssets, Inc.(a)(b)	28,500	628,140
Planet Payment, Inc.(a)	53,047	187,256
Qlik Technologies, Inc.(a)	6,000	162,120
Tangoe, Inc.(a)	9,000	164,070

		1,575,586

Total Technology		5,591,702

TOTAL COMMON STOCKS
(Cost $68,006,257)		69,912,177

PREFERRED STOCKS (0.01%)
Financials (0.01%)
Insurance (0.01%)
HCI Group, Inc., Series A, 7.000%, 12/31/2049(b)	97	4,163

Total Financials		4,163

TOTAL PREFERRED STOCKS
(Cost $2,134)		4,163

EXCHANGE TRADED FUNDS (0.22%)
Equity Funds (0.22%)
Market Vectors® Gold Miners ETF	6,750	158,490

TOTAL EXCHANGE TRADED FUNDS
(Cost $172,596)		158,490

		Shares	Value

WARRANTS: 0.01%
EnteroMedics, Inc., Strike Price: $1.90, Expires: 09/28/2016(a)		19,964	$10,022

TOTAL WARRANTS
(Cost $26,248)			10,022

	7-Day Yield	Shares	Value

SHORT TERM INVESTMENTS (4.49%)
Money Market Fund (4.49%)
Wells Fargo Advantage 100% Treasury Money Market Fund, Administrator Class	0.00001%	3,197,932	3,197,932

TOTAL SHORT TERM INVESTMENTS (Cost $3,197,932)			3,197,932

TOTAL INVESTMENTS (102.91%) (Cost $71,405,167)			73,282,784

Liabilities in Excess of Other Assets (-2.91%)			(2,073,073)

NET ASSETS (100.00%)			$71,209,711

(a)	Non-income producing security.
(b)

Security position is either entirely or partially held in a segregated account as collateral for securities sold short, written options and total return swap contracts aggregating a total market value of $12,666,262.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value

COMMON STOCK (-0.09%)
Consumer, Cyclical (0.00%)(a)
Airlines (0.00%)(a)
American Airlines Group, Inc.	(1)	$(34)

Total Consumer, Cyclical		(34)

Industrials (-0.09%)

Electrical Components & Equipment (-0.09%)
GrafTech International Ltd.	(6,500)	(66,625)

Total Industrials		(66,625)

TOTAL COMMON STOCK (Proceeds $72,586)		(66,659)

TOTAL SECURITIES SOLD SHORT (Proceeds $72,586)		$(66,659)

SCHEDULE OF WRITTEN OPTIONS

	Expiration Date	Exercise Price	Contracts	Value

WRITTEN OPTIONS (-0.06%)
WRITTEN CALL OPTIONS (-0.04%)
Himax Technologies, Inc.	02/22/2014	$13.00	(150)	$(31,500)

TOTAL WRITTEN CALL OPTIONS (Premiums received $29,976)				(31,500)

WRITTEN PUT OPTIONS (-0.02%)
B/E Aerospace, Inc.	02/22/2014	85.00	(20)	(11,480)
Gogo, Inc.	02/22/2014	12.50	(30)	(150)

TOTAL WRITTEN PUT OPTIONS (Premiums received $10,838)				(11,630)

TOTAL WRITTEN OPTIONS (Premiums received $40,814)				$(43,130)

(a)	Less than (0.005%).

TOTAL RETURN SWAP CONTRACTS

Counterparty: Bank of America Merrill Lynch

Reference Obligation: Whitebox Market Neutral Equity Fund - Basket of Securities

Paid by Fund: 1 Month LIBOR plus 40 bps and any negative return of reference basket of securities.

Received by Fund: Any positive return of reference basket of securities.

Termination Date: November 3, 2014

Reference Security	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)

8x8, Inc.	(70,000)	$(709,800)	$5,083
Abaxis, Inc.	(7,000)	(267,190)	41,634
Amedisys, Inc.	(10,000)	(150,900)	(2,100)
American Airlines Group, Inc.	(54,999)	(1,845,216)	(234,135)
Applied Micro Circuits Corp.	(5,000)	(50,500)	6,428
Armstrong World Industries, Inc.	(6,000)	(334,080)	31,386
Astec Industries, Inc.	(10,000)	(372,000)	22,675
AvalonBay Communities, Inc.	(2,500)	(308,750)	(3,045)
Bank of the Ozarks, Inc.	(13,750)	(871,750)	(83,974)
BankFinancial Corp.	(16,000)	(145,440)	8,450
Bankrate, Inc.	(8,500)	(141,015)	2,455
Baxter International, Inc.	(3,250)	(221,975)	4,436
BJ’s Restaurants, Inc.	(8,000)	(226,880)	5,136
Black Diamond, Inc.	(36,000)	(383,400)	117,958
Boingo Wireless, Inc.	(15,000)	(90,750)	5,550
Brady Corp., Class A	(15,000)	(410,400)	59,627
Bruker Corp.	(11,750)	(239,112)	5,082
Cadiz, Inc.	(39,750)	(301,702)	(16,165)
Cavco Industries, Inc.	(18,500)	(1,445,220)	(58,414)
CH Robinson Worldwide, Inc.	(4,250)	(248,795)	2,951
Citizens, Inc.	(70,000)	(486,500)	58,782
Cognex Corp.	(5,750)	(226,837)	(7,005)
Cohen & Steers, Inc.	(6,500)	(234,455)	10,720
Connecticut Water Service, Inc.	(5,000)	(168,500)	5,548
Constant Contact, Inc.	(22,500)	(607,725)	77,754
Consumer Discretionary Select Sector SPDR® Fund	(48,500)	(3,046,770)	92,271
Consumer Staples Select Sector SPDR® Fund	(40,500)	(1,650,780)	62,513
Con-way, Inc.	(11,500)	(442,405)	33,430
Craft Brew Alliance	(13,750)	(207,900)	28,783
Deere & Co.	(2,500)	(214,900)	9,571
Deltic Timber Corp.	(5,350)	(344,058)	5,564
DENTSPLY International, Inc.	(6,500)	(299,910)	13,192
DexCom, Inc.	(5,500)	(222,530)	(17,832)
Electro Rent Corp.	(2,000)	(33,640)	2,177
Endo Health Solutions, Inc.	(2,500)	(164,700)	12,246
Energy Recovery, Inc.	(32,000)	(136,960)	22,133
Equity One, Inc.	(26,500)	(600,490)	(2,572)
Essex Property Trust, Inc.	(3,250)	(514,702)	(15,842)
FactSet Research Systems, Inc.	(3,250)	(343,752)	5,667
First Cash Financial Services, Inc.	(5,000)	(245,700)	52,138
Fiserv, Inc.	(8,000)	(448,400)	12,689
Forrester Research, Inc.	(37,000)	(1,388,980)	69,466
Franklin Electric Co., Inc.	(7,500)	(298,800)	29,880
GrafTech International Ltd.	(18,500)	(189,625)	41,011
Griffin Land and Nurseries, Inc.	(4,000)	(122,400)	7,000
Harley-Davidson, Inc.	(3,000)	(185,070)	20,556
Hawkins, Inc.	(12,500)	(440,125)	16,297
Health Care Select Sector SPDR® Fund	(47,000)	(2,630,120)	36,064

TOTAL RETURN SWAP CONTRACTS (continued)

Reference Security	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)

HNI Corp.	(6,000)	$(205,860)	$22,044
Hospira, Inc.	(7,500)	(330,075)	(9,835)
inContact, Inc.	(18,250)	(160,235)	10,032
Industrial Select Sector SPDR® Fund	(17,250)	(863,018)	25,364
Integra LifeSciences Holdings Corp.	(3,750)	(174,225)	8,529
Interface, Inc.	(17,500)	(366,625)	6,993
International Speedway Corp., Class A	(6,000)	(201,420)	19,532
Intuitive Surgical, Inc.	(750)	(305,685)	3,915
iShares® Russell 2000® Index Fund	(95,000)	(10,655,200)	340,261
Krispy Kreme Doughnuts, Inc.	(18,000)	(310,500)	30,748
L-3 Communications Holdings, Inc.	(4,250)	(472,047)	(16,327)
Landauer, Inc.	(24,000)	(1,108,080)	153,126
Lennox International, Inc.	(2,500)	(216,400)	3,496
Liquid Holdings Group, Inc.	(2,500)	(12,000)	5,800
Lululemon Athletica, Inc.	(2,250)	(102,802)	8,041
Manhattan Associates, Inc.	(6,500)	(219,180)	(9,577)
Marketo, Inc.	(8,000)	(327,520)	19,312
Middlesex Water Co.	(17,500)	(348,250)	9,642
MWI Veterinary Supply, Inc.	(1,500)	(279,390)	(11,348)
Neogen Corp.	(56,000)	(2,353,120)	94,649
Netscout Systems, Inc.	(10,000)	(353,200)	(41,252)
OmniVision Technologies, Inc.	(18,500)	(284,715)	17,896
Oxford Industries, Inc.	(2,250)	(169,807)	10,387
Pentair Ltd.	(3,250)	(241,573)	8,471
Pfizer, Inc.	(7,000)	(212,800)	4,926
Popeyes Louisiana Kitchen, Inc.	(9,000)	(362,250)	9,282
Raven Industries, Inc.	(24,000)	(898,800)	10,120
Regency Centers Corp.	(16,000)	(770,240)	(5,013)
Restoration Hardware Holdings, Inc.	(3,500)	(198,590)	3,495
Ritchie Bros. Auctioneers, Inc.	(15,000)	(344,400)	8,162
RLI Corp.	(36,000)	(1,499,760)	126,852
Select Medical Holdings Corp.	(27,000)	(291,600)	15,243
Sonoco Products Co.	(5,500)	(227,590)	6,426
SPDR® S&P MidCap 400® ETF Trust	(7,500)	(1,790,850)	29,484
Sprouts Farmers Market, Inc.	(13,500)	(482,490)	42,586
STERIS Corp.	(9,000)	(413,010)	32,376
Sun Bancorp, Inc.	(39,000)	(123,630)	9,802
Sun Hydraulics Corp.	(15,000)	(548,250)	41,775
Tenet Healthcare Corp.	(12,250)	(563,623)	7,035
Tennant Co.	(4,750)	(304,618)	15,193
Texas Capital Bancshares, Inc.	(7,250)	(431,158)	24,787
The Boeing Co.	(2,400)	(300,624)	36,864
The Boston Beer Co., Inc., Class A	(4,250)	(885,318)	48,475
The Container Store Group, Inc.	(8,500)	(312,375)	21,069
The Gorman-Rupp Co.	(24,999)	(795,718)	60,714
The St. Joe Co.	(13,500)	(242,595)	12,267
The Toro Co.	(3,750)	(237,600)	1,600
Tile Shop Holdings, Inc.	(22,500)	(317,925)	57,540
Tootsie Roll Industries, Inc.	(55,000)	(1,668,700)	85,144
Trimas Corp.	(11,000)	(382,800)	48,677
Trinity Biotech PLC, Sponsored ADR	(250)	(6,490)	358
Tyler Technologies, Inc.	(2,000)	(210,900)	3,638
United Natural Foods, Inc.	(3,500)	(236,495)	21,103
United Parcel Service, Inc., Class B	(5,750)	(547,573)	31,900
Vail Resorts, Inc.	(7,500)	(511,125)	35,274
ViewPoint Financial Group, Inc.	(29,000)	(713,980)	47,776
Waddell & Reed Financial, Inc., Class A	(3,000)	(194,460)	10,395

TOTAL RETURN SWAP CONTRACTS (continued)

Reference Security	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)

WD-40 Co.	(16,000)	$(1,099,680)	$57,647
West Pharmaceutical Services, Inc.	(6,000)	(284,700)	17,457
Woodward, Inc.	(9,250)	(396,363)	32,824
Xylem, Inc.	(5,099)	(170,103)	14,723
York Water Co.	(8,250)	(168,053)	3,716

		$(63,869,772)	$2,344,810

Common Abbreviations:

ADR - American Depository Receipt.

ETF - Exchange Traded Fund.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

Ltd. - Limited.

NV – Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

S&P - Standard and Poor’s.

SA – Generally designated corporations in various countries, mostly those employing civil law.

SPDR - Standard and Poor’s Depository Receipt.

See Notes to Quarterly Schedule of Investments.

NOTES TO QUARTERLY SCHEDULES OF INVESTMENTS

January 31, 2014 (Unaudited)

1. ORGANIZATION

Whitebox Mutual Funds (the “Trust”) was organized as a Delaware statutory trust on June 2, 2011 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Trust currently offers shares of beneficial interest of Whitebox Tactical Opportunities Fund and Whitebox Market Neutral Equity Fund (known as Whitebox Long Short Equity Fund prior to January 31, 2014) (each, a “Fund” and together, the “Funds”). Whitebox Tactical Opportunities Fund commenced operations on December 1, 2011 and Whitebox Market Neutral Equity Fund commenced operations on November 1, 2012. The investment objective of Whitebox Tactical Opportunities Fund is to provide investors with a high level of total investment return, consistent with prudent investment management. The investment objective of Whitebox Market Neutral Equity Fund is to provide investors with a positive return regardless of the direction of the U.S. equity markets generally. The Funds are classified as non-diversified as defined in the 1940 Act.

The Funds are authorized to issue its shares in two share classes – Investor Shares (offered generally and subject to a front-end sales charge for investments of up to $1 million and a contingent deferred sales charge for investments of $1 million or more) and Institutional Shares (offered without a front-end or contingent deferred sales charge to institutions and individuals investing at least $5 million). The Funds initially offered Advisor Shares in addition to Investor Shares and Institutional shares, but effective January 31, 2014, the Advisor Shares were no longer offered and all outstanding Advisor Shares of the Funds were converted to Investor Shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters solely affecting such class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Schedules of Investments:

(a) Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, sales price on the Composite Market. Lacking any sales, securities are valued at the mean between the most recent quoted bid and asked prices on the principal exchange or market. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (the “NYSE”) or using methods determined by Whitebox Advisors LLC (the “Adviser”) pursuant to procedures established under the general supervision and responsibility of the Board of Trustees (the “Board”). The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Fund’s securities traded on those foreign exchanges. These foreign equity securities are generally categorized as Level 2 in the hierarchy when they are fair valued, but are otherwise categorized as Level 1. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortization or accretion. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Adviser. The Board may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined but prior to the time at which the Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Adviser and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities and prices of similar securities or financial instruments.

(b) The Schedules of Investments were prepared in conformity with generally accepted accounting principles in the United States of America (GAAP), which requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedules of Investments. Management believes these estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

3. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability;

Level 3 –

Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2014:

Whitebox Tactical Opportunities Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks(a)
Consumer, Cyclical
Airlines	$542,067	$10,807,740	$–	$11,349,807
Other	40,437,708	–	–	40,437,708
Energy
Oil & Gas	20,464,809	1,193,783	–	21,658,592
Other	3,036,040	–	–	3,036,040
Other	136,058,001	–	–	136,058,001
Convertible Corporate Bond	–	2,108,444	–	2,108,444
Corporate Bond	–	5,871,250	–	5,871,250
Exchange Traded Funds	89,284,250	–	–	89,284,250
Closed End Funds	5,846,000	–	–	5,846,000
Preferred Stocks	5,990,215	–	–	5,990,215
Purchased Options	8,788,830	–	–	8,788,830
Short Term Investments	89,868,476	–	–	89,868,476

Total	$400,316,396	$19,981,217	$–	$420,297,613

Other Financial Instruments

Assets
Total Return Swap Contracts	$–	$12,161	$–	$12,161
Liabilities
Securities Sold Short
Common Stocks(a)	(183,555,593)	–	–	(183,555,593)
Exchange Traded Funds	(88,444,637)	–	–	(88,444,637)
Written Options	(4,877,318)	–	–	(4,877,318)

Total	$(276,877,542)	$12,161	$–	$(276,865,382)

Whitebox Market Neutral Equity Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks(a)
Consumer, Cyclical
Airlines	$2,666,385	$968,723	$–	$3,635,108
Other	10,576,376	–	–	10,576,376
Other	55,700,693	–	–	55,700,693
Exchange Traded Funds	158,490	–	–	158,490
Preferred Stocks	4,163	–	–	4,163
Short Term Investments	3,197,932	–	–	3,197,932
Warrants	–	10,022	–	10,022

Total	$72,304,039	$978,745	$–	$73,282,784

Other Financial Instruments

Assets

Total Return Swap Contracts	$–	$2,344,810	$–	$2,344,810
Liabilities
Securities Sold Short
Common Stocks(a)	(66,625)	–	–	(66,659)
Written Options	(43,130)	–	–	(43,130)

Total	$(109,755)	$2,344,810	$–	$2,235,022

(a)	For detailed descriptions of industries, see the accompanying Schedule of Investments.

The Funds recognize transfers between levels at the end of the reporting period. During the three months ended January 31, 2014 Whitebox Tactical Opportunities Fund and Whitebox Market Neutral Equity Fund transferred Common Stock with a market value of $10,807,740 and $968,723 respectively from a level 1 to a level 2 security due to the unavailability of a quoted price in an active market. For the period ended January 31, 2014, the Funds did not have unobservable inputs (Level 3) used in determining fair value.

4. DERIVATIVE INSTRUMENTS

The Funds may invest in a broad array of financial instruments and securities, the value of which is “derived” from the performance of an underlying asset or a “benchmark” such as a security index, an interest rate, or a currency. In particular, the Funds may engage in transactions in options, and total return swaps (a) to hedge against anticipated declines in the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) to manage exposure to changing interest rates (duration management), (c) to enhance total return or (d) to invest in eligible asset classes with a greater efficiency and lower cost than is possible through direct investment.

Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Funds or any counterparty.

Market Risk Factors: In pursuit of its investment objectives, the Funds may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Risk of Investing in Derivatives: The Funds use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase market value exposure relative to net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivatives and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that a Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Purchased and Written Options: Options can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency exchange rates and other economic factors. Attempts to use such investments may not be successful and could result in reduction of a Fund’s total return. The Funds could experience losses if the prices of options positions move in a direction different than anticipated, or if the Funds were unable to close out positions due to disruptions in the market or lack of liquidity. Over-the-counter options generally involve greater credit and liquidity risks than exchange-traded options. Options traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to the Funds if the other party to the contract defaults.

The Funds’ use of options and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

Written option activity for the three months ended January 31, 2014 was as follows:

Whitebox Tactical Opportunities Fund

	Written Call Options		Written Put Options
	Contracts	Premiums	Contracts	Premiums
Outstanding, October 31, 2013	(9,006)	$(2,025,414)	(7,489)	$(1,475,686)
Positions opened	(28,639)	(7,024,703)	(16,645)	(2,568,331)
Exercised	8,850	2,001,680	3,882	596,577
Expired	13,412	2,232,291	8,042	972,199
Closed	5,227	1,125,141	1,110	115,813
Split	-	-	-	-

Outstanding, January 31, 2014	(10,156)	$(3,691,005)	(11,100)	$(2,359,429)

Market Value, January 31, 2014		$(2,515,169)		$(2,362,149)

Whitebox Market Neutral Equity Fund

	Written Call Options		Written Put Options
	Contracts	Premiums	Contracts	Premiums
Outstanding, October 31, 2013	(139)	$(30,380)	(150)	$(6,586)
Positions opened	(215)	(37,535)	(20)	(7,784)
Exercised	120	30,677	-	-
Expired	84	7,262	120	3,533
Closed			-	-
Split	-	-	-	-

Outstanding, January 31, 2014	(150)	$(29,976)	(50)	$(10,838)

Market Value, January 31, 2014		$(31,500)		$(11,630)

Swap Agreements: The Funds may enter into swap agreements for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Funds than if the Funds had invested directly in the asset that yielded the desired return. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). All outstanding swap agreements are reported in each Fund’s schedule of investments.

Total Return Swaps: Certain Funds may invest in total return swaps. Total return swaps are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by the Fund.

Total return swaps are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder. Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund’s obligations will be accrued on a daily basis, and the full amount of a Fund’s obligations will be segregated by the Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost the Fund initially to make an equivalent direct investment, plus or minus any amount the Fund is obligate to pay or is to receive under the total return swap agreement.

Use of Segregated and Other Special Accounts: Use of many derivatives by a Fund will require, among other things, that the Fund designate liquid assets to cover its obligations under the derivative to the extent the Fund’s obligations are not otherwise “covered” through ownership of the underlying security, financial instrument or currency or otherwise. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of liquid assets at least equal to the current amount of the obligation (determined each business day) must be designated.

5. FEDERAL INCOME TAX INFORMATION

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at January 31, 2014, are displayed in the table below. The difference between book and tax basis unrealized appreciation/(depreciation) for the Funds is attributable primarily to the tax deferral of losses on wash and the tax inclusion of constructive sale gains.

FUND	TAX COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET TAX UNREALIZED APPRECIATION ON INVESTMENTS
Whitebox Tactical Opportunities Fund	$408,038,473	$27,093,288	$(14,834,148)	$12,259,140
Whitebox Market Neutral Equity Fund	$71,793,279	$3,924,635	$(2,435,130)	$1,489,505

Item 2 - Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WHITEBOX MUTUAL FUNDS

By:	/s/ Bruce W. Nordin
Bruce W. Nordin
President

Date:	March 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce W. Nordin
Bruce W. Nordin
President

Date:	March 21, 2014

By:	/s/ Michael McCormick
Michael McCormick
Treasurer

Date:	March 21, 2014